Deferred charges, net (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Deferred charges, net [Abstract]
Balance at beginning of period	$ 4,862,824
Additions	1,878,818
Less: Insurance claim recognized	(550,000)
Amortization	(880,144)
Balance at end of period	$ 5,311,498